Segment reporting - Geographic (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues and non-current assets by geographical region
Revenues	€ 26,009	€ 23,178	[1],[2]	€ 22,338	[2]
Non-current assets	31,416	29,508	[1],[2]
EMEA
Revenues and non-current assets by geographical region
Revenues	14,673	14,832		13,364
Germany
Revenues and non-current assets by geographical region
Revenues	6,605	5,677		6,132
France
Revenues and non-current assets by geographical region
Revenues	2,667	2,611		2,725
Great Britain
Revenues and non-current assets by geographical region
Revenues	1,050	1,459		1,135
Others-EMEA
Revenues and non-current assets by geographical region
Revenues	4,351	5,085		3,372
Asia Pacific
Revenues and non-current assets by geographical region
Revenues	5,450	2,526		4,831
Indonesia
Revenues and non-current assets by geographical region
Revenues	1,819
China
Revenues and non-current assets by geographical region
Revenues	2,134	1,549		194
South Korea
Revenues and non-current assets by geographical region
Revenues	888	721		1,680
Thailand
Revenues and non-current assets by geographical region
Revenues	6	6		1,327
Taiwan
Revenues and non-current assets by geographical region
Revenues	7	25		1,303
Others-Asia Pacific
Revenues and non-current assets by geographical region
Revenues	596	225		327
Americas
Revenues and non-current assets by geographical region
Revenues	5,886	5,820		4,143
United States
Revenues and non-current assets by geographical region
Revenues	5,802	5,474		4,107
Others-Americas
Revenues and non-current assets by geographical region
Revenues	€ 84	€ 346		€ 36

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.